Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Discontinued Operations Details [Abstract]
Disposal Group Including Discontinued Operation Revenue	$ 1,639,684	$ 1,521,899	$ 1,457,873
Disposal Group Including Discontinued Operation Operating Income Loss	(37,534)	12,652	15,593
disposal group accounts receivable	187,179	161,223
disposal group inventory	249,463	146,314
disposal group property plant and equipment	131,907	109,293
Disposal Group Goodwill and Other Intangible Assets	85,163	86,142
disposal group other assets	9,141	5,192
assets of disposal group	662,853	508,164
disposal group accounts payable	152,110	135,347
disposal group accrued liabilities	16,554	14,418
disposal group other liabilities	71,042	41,902
liabilities of disposal group	239,706	191,667
Disposal Group Net Assets	$ 423,147	$ 316,497